Accumulated Other Comprehensive Loss (Tables)	3 Months Ended
Mar. 31, 2023
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Schedule of Other Comprehensive Loss
Accumulated other comprehensive loss consisted of the following:

	Foreign currency translation adjustment(a)	Pension and other postretirement benefits adjustments net of tax(b)	Other comprehensive income of unconsolidated affiliates	Hedging instruments	Total	Amounts attributable to noncontrolling interests	Amounts attributable to Venator
Beginning balance, January 1, 2023	$(148)	$(239)	$(2)	$(2)	$(391)	$—	$(391)
Other comprehensive (loss) income before reclassifications, gross	23	(1)	—	1	23	—	23
Tax expense	—	1	—	—	1	—	1
Amounts reclassified from accumulated other comprehensive loss, gross(c)	(4)	1	—	—	(3)	—	(3)
Tax expense	—	—	—	—	—	—	—
Net current-period other comprehensive (loss) income	19	1	—	1	21	—	21
Ending balance, March 31, 2023	$(129)	$(238)	$(2)	$(1)	$(370)	$—	$(370)

	Foreign currency translation adjustment(d)	Pension and other postretirement benefits adjustments net of tax(e)	Other comprehensive income of unconsolidated affiliates	Hedging instruments	Total	Amounts attributable to noncontrolling interests	Amounts attributable to Venator
Beginning balance, January 1, 2022	$(56)	$(253)	$(5)	$—	$(314)	$—	$(314)
Other comprehensive (loss) income before reclassifications, gross	(23)	—	2	—	(21)	—	(21)
Tax expense	—	—	—	—	—	—	—
Amounts reclassified from accumulated other comprehensive loss, gross(c)	—	1	—	—	1	—	1
Tax expense	—	—	—	—	—	—	—
Net current-period other comprehensive (loss) income	(23)	1	2	—	(20)	—	(20)
Ending balance, March 31, 2022	$(79)	$(252)	$(3)	$—	$(334)	$—	$(334)

(a)Amounts are net of tax of nil as of March 31, 2023 and January 1, 2023, each.
(b)Amounts are net of tax of $51 million and $50 million as of March 31, 2023 and January 1, 2023.
(c)See table below for details about the amounts reclassified from accumulated other comprehensive loss.
(d)Amounts are net of tax of nil as of March 31, 2022 and January 1, 2022, each.
(e)Amounts are net of tax of $50 million as of March 31, 2022 and January 1, 2022, each.
Schedule of Details about Reclassifications from Other Comprehensive Loss

	Three months ended March 31,		Affected line item in the statement where net income is presented
	2023	2022
Details about Other Comprehensive Loss Components:
Foreign currency translation adjustments:
Divestitures [1]	(4)	—	Other operating expense
Amortization of pension and other postretirement benefits:
Actuarial loss	$1	$1	Other income
Prior service credit	—	—	Other income
Total before tax	(3)	1
Income tax expense	—	—	Income tax expense
Total reclassifications for the period, net of tax	$(3)	$1

(1)Related to the sale of our Iron Oxide Business